RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 10 - RELATED PARTY TRANSACTIONS AND BALANCES

Purchase from related party

During the year ended June 30, 2021, the Company did not purchase from any related party.

During the year ended June 30, 2020, the Company purchased $1,630,684 and $37,393 from Keenest and Shenzhen Baileqi S&T which were owned by the Company’s stockholders who own approximately 1.3% and 0.7% respectively of the Company’s outstanding common stock. The amounts of $1,630,684 (Lisite Science) and $37,393 (Baileqi Electronic) were included in the cost of Revenue for the year ended June 30, 2020.

Advances to suppliers - related parties

Lisite Science made advances of $434,200 and $357,577 to Keenest for future purchases as of June 30, 2021 and June 30, 2020, respectively.

Sales to related party

During the year ended June 30, 2021 and 2020, Baileqi Electronic sold materials of $0 and $713,008 respectively to Shenzhen Baileqi S&T.

Lease from related party

Lisite Science leases office and warehouse space from Keenest, a related party, with annual rent of approximately $1,500 (RMB10,000) for one year until July 20, 2020. On July 20, 2020, Lisite Science further extended the lease with Keenest for one more year until July 20, 2021 with annual rent of approximately $1,500 (RMB10,000). (See Note 5). On July 20, 2021, Lisite Science further extended the lease with Keenest for one more year until July 20, 2022 with annual rent of approximately $295 (RMB2,000).

Baileqi Electronic leases office and warehouse space from Shenzhen Baileqi S&T, a related party, with monthly rent of approximately $2,500 (RMB17,525) and the lease period is from June 1, 2019 to May 31, 2020. On June 5, 2020, Baileqi Electronic further extended the lease with Shenzhen Baileqi S&T for one more year until May 31, 2021 with monthly rent of approximately $2,500 (RMB17,525). (See Note 5). This lease was not extended when it expired in May 2021.

Due to related parties

Due to related parties represents certain advances to the Company or its subsidiaries by related parties. The amounts are non-interest bearing, unsecured and due on demand.

			June 30, 2021	June 30, 2020

Ben Wong	(1)		$143,792	$143,792
Yubao Liu	(2)		352,236	102,938
Xin Sui	(3)		2,016	2,016
Baozhen Deng	(4)		45,276	9,437
Jialin Liang	(6)	(11)	1,844,857	901,460
Xuemei Jiang	(7)	(10)	554,171	505,685
Shikui Zhang	(8)		58,961	28,528
Biao Shang	(5)		19,804	0
Changyong Yang	(9)		32,705	23,063
			$3,053,818	$1,716,919

(1)	Ben Wong was the former controlling shareholder (before April 20, 2017) of Shinning Glory, which holds majority shares in the Company.

(2)	Yubao Liu has been the controlling shareholder of Shinning Glory since April 20, 2017, which holds majority shares in the Company. He also serves as director of the Company.

(3)	Xin Sui serves as director of Welly Surplus.

(4)	Baozhen Deng is a stockholder of the Company, who owns approximately 0.7% of the Company’s outstanding common stock, and the owner of Shenzhen Baileqi S&T.

(5)	Biao Shang is a stockholder of the Company and serves as director of Fangguan Photoelectric.

(6)	Jialin Liang is a stockholder of the Company, serves as the president, CEO, and director of Fangguan Electronics and director of the Company.

(7)	Xuemei Jiang is a stockholder of the Company and serves as director of both Fangguan Electronics and the Company.

(8)	Shikui Zhang is a stockholder of the Company and serves as the general manager of Shizhe New Energy since May 2019.

(9)	Changyong Yang is a stockholder of the Company,who owns approximately 1.3% of the Company’s outstanding common stock,and the owner of Keenest.

(10)	The liability represents the advances to Fangguan Electronics by Xuemei Jiang at the acquisition date of Fangguan Electronics (December 27, 2018). Thereafter Ms.Jiang neither made any further advance nor was refunded.

(11)	At the acquisition date of Fangguan Electronics (December 27, 2018), the advances to Fangguan Electronics by Jialin Liang amounted to be approximately $5.8 million (RMB39,581,883), among which approximately $4.4 million (RMB30,000,000) was used for debt for equity swap by Mr.Liang during the capital increase of Fangguan Electronics occurred in March 2019. Thereafter Mr.Liang continued making advances to Fangguan Electronics.

During the year ended June 30, 2021, after netting off the refund by Fangguan Electronics, Mr Liang 's advance to Fangguan amounted to $983,397, among which $464,000 (RMB 3 million) was the proceeds from a one -year term bank loan that Mr.Liang borrowed in his own name . The loan is guaranteeed by Fangguan Electronics and can solely be used for supplementing the working capital of Fangguan Electronics. Mr. Liang himself bears the interest at 3.85% annually.

During the year ended June 30, 2021, Shenzhen Baileqi S&T paid back Baileqi Electronic directly for the amount of $383,031 (RMB2,474,417). Therefore the equivalent amount of due to Yubao Liu previously offered by Mr.Liu to settle the liability on behalf of Baileqi S&T, was reversed to the current account with Mr.Liu. Considering this reversal,and setting off the further advance by Mr Liu, the net refund to Mr Liu was approximately $133,733 during  the year ended June 30, 2021.

During the year ended June 30, 2021, Baozhen Deng advanced $35,839 to Baileqi Electronic. Shikui Zhang advanced approximately $30,433 to Shizhe New Energy. Changyong Yang, a stockholder of the Company, advanced approximately $9,642 to Lisite Science. Biao Shang advanced $19,804 to Fangguan Photoelectric.

During the year ended June 30, 2020, Yubao Liu was refunded $46,312 by Welly Surplus and Well Best after netting off his advances to Well Best. In addition, Yubao Liu agreed to decrease his advances to Well Best of $349,519 (RMB2,474,417) to pay off the trade receivables due from Shenzhen Baileqi S&T to Baileqi Electronic on behalf of Shenzhen Baileqi S&T.

During the year ended June 30, 2020, Baileqi Electronic refunded $5,303 to Baozhu Deng and Baozhen Deng advanced $5,537 to Baileqi Electronic. Shizhe New Energy refunded $625 and $1,869 to Liang Zhang and Zijian Yang respectively. Shikui Zhang advanced $28,528 to Shizhe New Energy. Changyong Yang, a stockholder of the Company, advanced $23,063 to Lisite Science.